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Issued by
CONSECO VARIABLE
INSURANCE COMPANY

                                                      MAXIFLEX INDIVIDUAL
                                                      --------------------------
                                                      FIXED AND VARIABLE ANNUITY



                                                                     MAY 1, 2001

                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                              CONSECO VARIABLE ANNUITY ACCOUNT C



                                       This cover is not part of the prospectus.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

                       CONSECO VARIABLE ANNUITY ACCOUNT C

      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                       CONSECO VARIABLE INSURANCE COMPANY
    Administrative Office: 11815 N. Pennsylvania Street o Carmel, IN 46032 o
                                 (317) 817-3700

                                   MAY 1, 2001

   This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Conseco Variable Insurance Company ("Conseco Variable"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. The Contracts are designed for use in retirement planning.

   You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Conseco Variable Fixed Account. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
   o  Conseco 20 Focus Portfolio
   o  Equity Portfolio
   o  Balanced Portfolio
   o  High Yield Portfolio
   o  Fixed Income Portfolio
   o  Government Securities Portfolio
   o  Money Market Portfolio

THE ALGER AMERICAN FUND
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   o  VP Income & Growth Fund
   o  VP International Fund
   o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   o  Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
   o  Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT--Growth and
      Income Fund)
   o  Berger IPT--Small Company Growth Fund
   o  Berger IPT--New Generation Fund
   o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (Initial Shares)

DREYFUS STOCK INDEX FUND (Initial Shares)

DREYFUS VARIABLE INVESTMENT FUND
  ("DREYFUS VIF") (Initial Shares)
   o  Dreyfus VIF--Disciplined Stock Portfolio
   o  Dreyfus VIF--International Value Portfolio

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

FEDERATED INSURANCE SERIES
   o  Federated High Income Bond Fund II
   o  Federated International Equity Fund II
   o  Federated Utility Fund II
   o  Federated International Small
      Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   o  INVESCO VIF--High Yield Fund
   o  INVESCO VIF--Equity Income Fund
   o  INVESCO VIF--Financial Services Fund
   o  INVESCO VIF--Health Sciences Fund
   o  INVESCO VIF--Real Estate
      Opportunity Fund
   o  INVESCO VIF--Technology Fund
   o  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Equity-Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

   Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the group fixed and variable annuity contracts issued by Conseco Variable.

   To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 42 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

TABLE OF CONTENTS
                                                                            PAGE
DEFINITIONS..................................................................  5
SUMMARY......................................................................  5
FEE TABLE....................................................................  8
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS................ 25
  Conseco Variable........................................................... 25
  The Variable Account....................................................... 25
  Investment Options......................................................... 26
    Voting Rights............................................................ 28
    Fixed Account............................................................ 29
THE CONTRACTS................................................................ 29
ACCUMULATION PROVISIONS...................................................... 29
  Purchase Payments.......................................................... 29
  Allocation of Purchase Payments............................................ 29
  Accumulation Units......................................................... 30
    Accumulation Unit Values................................................. 30
  Transfers.................................................................. 30
  Dollar Cost Averaging...................................................... 31
  Rebalancing................................................................ 31
  Asset Allocation Program................................................... 31
  Sweeps..................................................................... 31
  Withdrawals................................................................ 31
  Suspension of Payments..................................................... 32
  Restrictions Under Optional Retirement Programs............................ 32
  Restrictions Under Section 403(b) Plans.................................... 32
  Systematic Withdrawal Plan................................................. 32
  Loans...................................................................... 33
CHARGES AND DEDUCTIONS....................................................... 33
  Withdrawal Charge.......................................................... 33
  Administration Fee......................................................... 34
  Mortality and Expense Risk Charge.......................................... 34
  Premium Taxes.............................................................. 35
  Fund Expenses.............................................................. 35
  Other Charges.............................................................. 35
DEATH BENEFITS............................................................... 35
THE ANNUITY PERIOD--SETTLEMENT PROVISIONS.................................... 36
  Electing the Annuity Period and Form of Annuity............................ 36
  Annuity Options............................................................ 36
  Transfers During the Annuity Period........................................ 37
  Death Benefit Amount During the Annuity Period............................. 38

================================================================================

                                                                            PAGE
OTHER CONTRACT PROVISIONS................................................... 38
  Ten-Day Right to Review................................................... 38
  Ownership................................................................. 38
FEDERAL TAX STATUS.......................................................... 38
  Annuity Contracts in General.............................................. 38
  Qualified and Non-Qualified Contracts..................................... 39
  Withdrawals--Non-Qualified Contracts...................................... 39
  Withdrawals--Qualified Contracts.......................................... 39
  Withdrawals--Tax-Sheltered Annuities...................................... 39
  Taxation of Death Benefits................................................ 40
  Diversification........................................................... 40
  Investor Control.......................................................... 40
INTERNAL APPEALS PROCEDURES................................................. 40
GENERAL MATTERS............................................................. 41
  Performance Information................................................... 41
  Distribution of Contracts................................................. 41
  Legal Proceedings......................................................... 41
TABLE OF CONTENTS OF THE SAI................................................ 42
APPENDIX A--CONDENSED FINANCIAL INFORMATION................................. 43
APPENDIX B--MORE INFORMATION ABOUT THE FUNDS................................ 49

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

DEFINITIONS

   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

   ANNUITANT: The named individual upon whose life Annuity Payments are based. The Annuitant receives the Annuity Payments.

   ANNUITY PAYMENTS: A series of periodic payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

   FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

   INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option during the Accumulation Period.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The payments made to Conseco Variable under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

SUMMARY

   THE CONTRACTS: The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. Each Contract also offers you a Fixed Account option. Together they are referred to as the "Contract" or "Contracts", except where noted otherwise. The Contracts provide a way for you to invest on a tax deferred basis in the sub-accounts of Conseco Variable Annuity Account C ("Variable Account"). Your investments in the Variable Account Investment Options are not guaranteed. You could lose your money. The single Purchase Payment Contract is no longer offered for sale.

   The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contracts. The Contracts may be available in several states only through certain group retirement plans in those states.

   RETIREMENT PLANS: The Contracts may be issued pursuant to plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

   PURCHASE PAYMENTS: Certain Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period. Other Contracts are single Purchase Payment Contracts (which are no longer offered for sale), which means that after you made your initial Purchase Payment, you could not add to your Contract.

   o The minimum Purchase Payment for the single Purchase Payment Contract is $10,000.
   o The minimum initial Purchase Payment for the flexible Purchase Payment Contract is $10 and for each subsequent Purchase Payment is $10 per month.
   o We will accept up to $2,000,000 in Purchase Payments without our prior approval.

   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco

Variable or the Variable Account Investment Options.

   The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

   TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. A transfer cannot be made more than once in any three month period from any Variable Account Investment Option. Up to 20% of the value of the accumulation units in the General Account may be transferred semi-annually. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

   WITHDRAWALS: You may make withdrawals from your Contract pursuant to the termination value provision of your Contract. We may impose a withdrawal charge and an administration fee (annual contract fee) when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

   LOANS: Under certain circumstances, you may take loans from your Contract.

   DEATH BENEFIT: Generally, if the Owner, or a joint Owner or the Annuitant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select from to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a different amount is required by state law.

   TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

   (i)   when you attain age 59 1/2;

   (ii)  when you separate from service;

   (iii) when you die;

   (iv)  if you become disabled;

   (v)   in the case of hardship; or

   (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results.

   Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies during the Accumulation Period, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is age 59 1/2 or one of the other exceptions to the penalty applies.

   Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

   o Each year Conseco Variable deducts an Administration Fee (also referred to as an "administrative charge" or "annual contract fee") from your Contract. The amount of the fee is equal to $20 for flexible Purchase Pay-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

     ment Contracts and $25 for single Purchase Payment Contracts.

   o Conseco Variable deducts a Mortality and Expense Risk Fee (also referred to as "margin deduction") which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.

   o If you take money out of the Contract, Conseco Variable may assess a deferred sales load (also referred to as a withdrawal charge) which varies depending on whether you own a flexible Purchase Payment or single Purchase Payment Contract and how long your Contract has been outstanding. The charge ranges from 8% (7% for single Purchase Payment Contracts) in the first year to 0% after 8 years (5 years for single Purchase Payment Contracts).

   o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

   o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE                                                                       SINGLE PURCHASE
                                                                                                                  PAYMENT CONTRACT
                                                                                            FLEXIBLE PURCHASE    (NO LONGER OFFERED
                                                                                             PAYMENT CONTRACT         FOR SALE)
====================================================================================================================================

CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases.........................................................           None                 None

Deferred Sales Load (as a percentage of amount redeemed) (2)

                                    Contract Year                                                            Charge
                                    -------------                                                            ------
                                    1....................................................          8.00%                7.00%
                                    2....................................................          7.00%                6.00%
                                    3....................................................          6.00%                5.00%
                                    4....................................................          5.00%                4.00%
                                    5....................................................          4.00%                3.00%
                                    6....................................................          3.00%                0.00%
                                    7....................................................          2.00%                0.00%
                                    8....................................................          1.00%                0.00%
                                    Thereafter...........................................          0.00%                0.00%

Surrender Fees...........................................................................          None                 None
Exchange Fee.............................................................................          None                 None

ANNUAL CONTRACT FEE......................................................................           $20                  $25

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of average account value)
    Mortality and Expense Risk Fees (3)..................................................         1.00%                 1.00%
    Other Expenses.......................................................................          None                 None
                                                                                                 ------               ------
TOTAL ANNUAL EXPENSES OF VARIABLE ACCOUNT (3)............................................          1.00%                1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Contract Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(2) You can make a withdrawal once in any calendar year of 10% of the total Contract Value of a flexible Purchase Payment Contract without payment of a deferred sales load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see "Withdrawal Charges").

(3) Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed 1.44%, on an annual basis, which is the amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Charges and Deductions--Expense Guarantee Agreement"). Currently, the Mortality and Expense Risk Fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74% and .99%, respectively.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                                    TOTAL ANNUAL
                                                                                                   OTHER EXPENSES    PORTFOLIO
                                                                                                   (AFTER EXPENSE    EXPENSES
                                                                                                   REIMBURSEMENT, (AFTER EXPENSE
                                                                                                      IF ANY,      REIMBURSEMENT,
                                                                          MANAGEMENT      12b-1     FOR CERTAIN     IF ANY, FOR
                                                                             FEES         FEES      PORTFOLIOS)  CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST (1) (2) (3)
Conseco 20 Focus Portfolio ..............................................    0.80%        0.25%        0.10%          1.15%
Equity Portfolio ........................................................    0.79%        0.25%        0.06%          1.10%
Balanced Portfolio ......................................................    0.77%        0.25%        0.08%          1.10%
High Yield Portfolio ....................................................    0.80%        0.25%        0.10%          1.15%
Fixed Income Portfolio ..................................................    0.63%        0.25%        0.07%          0.95%
Government Securities Portfolio .........................................    0.64%        0.25%        0.06%          0.95%
Money Market Portfolio ..................................................    0.39%           --        0.06%          0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................    0.75%           --        0.04%          0.79%
Alger American Leveraged AllCap Portfolio ...............................    0.85%           --        0.05%          0.90%
Alger American Mid Cap Growth Portfolio .................................    0.80%           --        0.04%          0.84%
Alger American Small Capitalization Portfolio ...........................    0.85%           --        0.05%          0.90%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
VP Income & Growth Fund .................................................    0.70%           --        0.00%          0.70%
VP International Fund ...................................................    1.23%           --        0.00%          1.23%
VP Value Fund ...........................................................    1.00%           --        0.00%          1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST (5)
Berger IPT--Growth Fund .................................................    0.75%           --        0.25%          1.00%
Berger IPT--Large Cap Growth  Fund ......................................    0.75%           --        0.15%          0.90%
Berger IPT--Small Company Growth Fund....................................    0.85%           --        0.13%          0.98%
Berger IPT--New Generation Fund .........................................    0.85%           --        0.30%          1.15%
Berger IPT--International Fund ..........................................    0.85%           --        0.35%          1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (INITIAL SHARES) (6)..................................   0.75%           --        0.03%          0.78%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)(6) .............................   0.25%           --        0.01%          0.26%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)(6)
Dreyfus VIF--Disciplined Stock Portfolio .................................   0.75%           --        0.06%          0.81%
Dreyfus VIF--International Value Portfolio ...............................   1.00%           --        0.39%          1.39%

FEDERATED INSURANCE SERIES (7)
Federated High Income Bond Fund II ......................................    0.60%           --        0.19%          0.79%
Federated International Equity Fund II ..................................    0.54%           --        0.71%          1.25%
Federated Utility Fund II ...............................................    0.75%           --        0.19%          0.94%
Federated International Small Company Fund II............................    0.15%           --        1.35%          1.50%

FIRST AMERICAN INSURANCE PORTFOLIOS (8)
First American Large Cap Growth  Portfolio ..............................    0.70%        0.25%        0.10%          1.05%
First American Mid Cap Growth  Portfolio ................................    0.70%        0.25%        0.20%          1.15%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
INVESCO VIF--High Yield Fund ............................................    0.60%           --        0.47%          1.07%
INVESCO VIF--Equity Income Fund .........................................    0.75%           --        0.42%          1.17%
INVESCO VIF--Financial Services Fund.....................................    0.75%           --        0.34%          1.09%
INVESCO VIF--Health Sciences Fund........................................    0.75%           --        0.32%          1.07%
INVESCO VIF--Real Estate Opportunity Fund................................    0.90%           --        0.83%          1.73%
INVESCO VIF--Technology Fund.............................................    0.72%           --        0.30%          1.02%
INVESCO VIF--Telecommunications Fund.....................................    0.75%           --        0.31%          1.06%

JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
Aggressive Growth Portfolio .............................................    0.65%           --        0.01%          0.66%
Growth Portfolio ........................................................    0.65%           --        0.02%          0.67%
Worldwide Growth Portfolio ..............................................    0.65%           --        0.04%          0.69%

================================================================================

(as a percentage of the average daily net assets of a portfolio)

                                                                                                                    TOTAL ANNUAL
                                                                                                   OTHER EXPENSES    PORTFOLIO
                                                                                                   (AFTER EXPENSE    EXPENSES
                                                                                                   REIMBURSEMENT, (AFTER EXPENSE
                                                                                                      IF ANY,      REIMBURSEMENT,
                                                                          MANAGEMENT      12b-1     FOR CERTAIN     IF ANY, FOR
                                                                             FEES         FEES      PORTFOLIOS)  CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC. (11)
Lazard Retirement Equity Portfolio ......................................    0.75%        0.25%        0.25%          1.25%
Lazard Retirement Small Cap Portfolio ...................................    0.75%        0.25%        0.25%          1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............................................    0.50%           --        0.37%          0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................    0.70%           --        0.44%          1.14%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................    0.65%           --        0.11%          0.76%
Partners Portfolio ......................................................    0.82%           --        0.10%          0.92%
Midcap Growth Portfolio .................................................    0.84%           --        0.14%          0.98%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio...............................................    0.65%        0.25%        0.03%          0.93%
Pioneer Equity-Income VCT Portfolio......................................    0.65%        0.25%        0.06%          0.96%
Pioneer Europe VCT Portfolio (12)........................................    0.95%        0.25%        0.50%          1.70%

RYDEX VARIABLE TRUST
OTC Fund ................................................................    0.75%           --        0.71%          1.46%
Nova Fund ...............................................................    0.75%           --        0.67%          1.42%
U.S. Government Money Market Fund........................................    0.50%           --        0.64%          1.14%

SELIGMAN PORTFOLIOS, INC. (13)
Seligman Communications and Information Portfolio (Class 2) .............    0.75%        0.25%        0.12%          1.12%
Seligman Global Technology Portfolio (Class 2) ..........................    1.00%        0.15%        0.40%          1.55%

STRONG OPPORTUNITY FUND II, INC. (14)
Opportunity Fund II .....................................................    1.00%           --        0.11%          1.11%

STRONG VARIABLE INSURANCE FUNDS, INC. (15)
Strong Mid Cap Growth Fund II ...........................................    1.00%           --        0.15%          1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (16)
Worldwide Bond Fund .....................................................    1.00%           --        0.15%          1.15%
Worldwide Emerging Markets Fund .........................................    1.00%           --        0.26%          1.26%
Worldwide Hard Assets Fund ..............................................    1.00%           --        0.14%          1.14%
Worldwide Real Estate Fund ..............................................    1.00%           --        0.45%          1.45%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

EXPLANATION OF FEE TABLE:

   The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

   (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio.

   (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

   (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

   (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

   (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

   Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

   (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

   (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

   (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

   (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

   (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

   (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

   (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

   (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

   (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

EXAMPLES:

   o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

   o The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   o The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

   o Annual contract charges have been approximated as a .05% annual asset charge.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

FLEXIBLE PREMIUM PAYMENT CONTRACT

   You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed:

   EXAMPLE 1--If you surrender the Contract at the end of the time periods:

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ............................................    $102.00     $127.87    $156.33     $249.89
Equity Portfolio .....................................................     101.50      126.36     153.80      244.78
Balanced Portfolio ...................................................     101.50      126.36     153.80      244.78
High Yield Portfolio .................................................     102.00      127.87     156.33      249.89
Fixed Income Portfolio ...............................................     100.00      121.82     146.18      229.28
Government Portfolio .................................................     100.00      121.82     146.18      229.28
Money Market Portfolio ...............................................      95.00      106.59     120.44      175.97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ......................................      98.40      116.96     138.00      212.50
Alger American Leveraged Allcap Portfolio ............................      99.50      120.30     143.63      224.06
Alger American Midcap Growth Portfolio ...............................      98.90      118.48     140.56      217.77
Alger American Small Capitalization Portfolio ........................      99.50      120.30     143.63      224.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio .........................      97.50      114.22     133.38      202.94
American Century International Fund ..................................     102.80      130.28     160.37      258.03
American Century Value Fund ..........................................     100.50      123.33     148.73      234.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ..............................................     100.50      123.33     148.73      234.47
Berger IPT--Large Cap Growth Fund ....................................      99.50      120.30     143.63      224.06
Berger IPT--Small Company Growth Fund ................................     100.30      122.73     147.71      232.40
Berger IPT--New Generation Fund ......................................     102.50      129.37     158.86      254.99
Berger IPT--International Fund .......................................     102.50      129.37     158.86      254.99

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) ..      98.30      116.66     137.49      211.44

DREYFUS STOCK INDEX FUND (Initial Shares) ............................      93.10      100.77     110.52      155.04

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock .......................................      98.60      117.57     139.03      214.61
Dreyfus VIF--International Value .....................................     104.40      135.09     168.41      274.12

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...................................      98.40      116.96     138.00      212.50
Federated International Equity Fund II ...............................     103.30      131.78     162.89      263.08
Federated Utility Fund II ............................................      99.90      121.51     145.67      228.24
Federated International Small Company Fund II ........................     105.50      138.39     173.90      285.03

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ..............................     100.00      121.82     146.18      229.28
First American Large Cap Growth Portfolio ............................     102.00      127.87     156.33      249.89

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield ..............................................     101.20      125.45     152.28      241.70
INVESCO VIF--Equity Income ...........................................     102.20      128.47     157.35      251.93
INVESCO VIF--Financial Services Fund .................................     101.40      126.05     153.30      243.75
INVESCO VIF--Health Sciences Fund ....................................     101.20      125.45     152.28      241.70
INVESCO VIF--Real Estate Opportunity Fund ............................     107.80      145.27     185.31      307.48
INVESCO VIF--Technology Fund .........................................     100.70      123.94     149.75      236.54
INVESCO VIF--Telecommunications Fund .................................     101.10      125.15     151.78      240.67

================================================================================

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth Portfolio ..........................................    $ 97.10     $113.01    $131.31     $198.67
Growth Portfolio .....................................................      97.20      113.31     131.83      199.74
Worldwide Growth Portfolio ...........................................      97.40      113.92     132.86      201.88

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ...................................     103.00      130.88     161.38      260.06
Lazard Retirement Small Cap Portfolio ................................     103.00      130.88     161.38      260.06

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ..........................................      99.20      119.39     142.10      220.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ....................................................     101.90      127.56     155.83      248.87

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ................................................      98.10      116.05     136.46      209.32
Partners Fund ........................................................      99.70      120.91     144.65      226.15
Midcap Growth Portfolio ..............................................     100.30      122.73     147.71      232.40

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ...........................................      99.80      121.21     145.16      227.19
Pioneer Equity-Income VCT Portfolio ..................................     100.10      122.12     146.69      230.32
Pioneer Europe VCT Portfolio .........................................     107.50      144.37     183.83      304.58

RYDEX VARIABLE TRUST
OTC Fund .............................................................     105.10      137.19     171.91      281.08
Nova Fund ............................................................     104.70      135.99     169.91      277.10
U.S. Government Money Market Fund ....................................     101.90      127.56     155.83      248.87

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Fund (Class 2) ..............     101.70      126.96     154.82      246.83
Seligman--Global Technology (Class 2) ................................     106.00      139.89     176.39      289.95

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ...........................................     101.60      126.66     154.31      245.80
Strong Growth Fund II ................................................     102.00      127.87     156.33      249.89

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..................................................     102.70      129.98     159.87      257.02
Worldwide Emerging Markets Fund ......................................     105.90      139.59     175.89      288.97
Worldwide Hard Assets Fund ...........................................     103.10      131.18     161.88      261.07
Worldwide Real Estate Fund ...........................................     122.80      189.33     257.10      442.14

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

FLEXIBLE PREMIUM PAYMENT CONTRACT - CONTINUED

  EXAMPLE 2--If you elect to annuitize your Contract:

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ...........................................     $102.00     $127.87    $116.33     $249.89
Equity Portfolio ....................................................      101.50      126.36     113.80      244.78
Balanced Portfolio ..................................................      101.50      126.36     113.80      244.78
High Yield Portfolio ................................................      102.00      127.87     116.33      249.89
Fixed Income Portfolio ..............................................      100.00      121.82     106.18      229.28
Government Portfolio ................................................      100.00      121.82     106.18      229.28
Money Market Portfolio ..............................................       95.00      106.59      80.44      175.97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .....................................       98.40      116.96      98.00      212.50
Alger American Leveraged Allcap Portfolio ...........................       99.50      120.30     103.63      224.06
Alger American Midcap Growth Portfolio ..............................       98.90      118.48     100.56      217.77
Alger American Small Capitalization Portfolio .......................       99.50      120.30     103.63      224.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio ........................       97.50      114.22      93.38      202.94
American Century International Fund .................................      102.80      130.28     120.37      258.03
American Century Value Fund .........................................      100.50      123.33     108.73      234.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund .............................................      100.50      123.33     108.73      234.47
Berger IPT--Large Cap Growth Fund ...................................       99.50      120.30     103.63      224.06
Berger IPT--Small Company Growth Fund ...............................      100.30      122.73     107.71      232.40
Berger IPT--New Generation Fund .....................................      102.50      129.37     118.86      254.99
Berger IPT--International Fund ......................................      102.50      129.37     118.86      254.99

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) .       98.30      116.66      97.49      211.44

DREYFUS STOCK INDEX FUND (Initial Shares) ...........................       93.10      100.77      70.52      155.04

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock ......................................       98.60      117.57      99.03      214.61
Dreyfus VIF--International Value ....................................      104.40      135.09     128.41      274.12

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ..................................       98.40      116.96      98.00      212.50
Federated International Equity Fund II ..............................      103.30      131.78     122.89      263.08
Federated Utility Fund II ...........................................       99.90      121.51     105.67      228.24
Federated International Small Company Fund II .......................      105.50      138.39     133.90      285.03

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio .............................      100.00      121.82     106.18      229.28
First American Large Cap Growth Portfolio ...........................      102.00      127.87     116.33      249.89

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield .............................................      101.20      125.45     112.28      241.70
INVESCO VIF--Equity Income ..........................................      102.20      128.47     117.35      251.93
INVESCO VIF--Financial Services Fund ................................      101.40      126.05     113.30      243.75
INVESCO VIF--Health Sciences Fund ...................................      101.20      125.45     112.28      241.70
INVESCO VIF--Real Estate Opportunity Fund ...........................      107.80      145.27     145.31      307.48
INVESCO VIF--Technology Fund ........................................      100.70      123.94     109.75      236.54
INVESCO VIF--Telecommunications Fund ................................      101.10      125.15     111.78      240.67

JANUS ASPEN SERIES
Aggressive Growth Portfolio .........................................       97.10      113.01      91.31      198.67
Growth Portfolio ....................................................       97.20      113.31      91.83      199.74
Worldwide Growth Portfolio ..........................................       97.40      113.92      92.86      201.88

================================================================================

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ..................................     $103.00     $130.88    $121.38     $260.06
Lazard Retirement Small Cap Portfolio ...............................      103.00      130.88     121.38      260.06

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .........................................       99.20      119.39     102.10      220.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ...................................................      101.90      127.56     115.83      248.87

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ...............................................       98.10      116.05      96.46      209.32
Partners Fund .......................................................       99.70      120.91     104.65      226.15
Midcap Growth Portfolio .............................................      100.30      122.73     107.71      232.40

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ..........................................       99.80      121.21     105.16      227.19
Pioneer Equity-Income VCT Portfolio .................................      100.10      122.12     106.69      230.32
Pioneer Europe VCT Portfolio ........................................      107.50      144.37     143.83      304.58

RYDEX VARIABLE TRUST
OTC Fund ............................................................      105.10      137.19     131.91      281.08
Nova Fund ...........................................................      104.70      135.99     129.91      277.10
U.S. Government Money Market Fund ...................................      101.90      127.56     115.83      248.87

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Fund (Class 2) .............      101.70      126.96     114.82      246.83
Seligman--Global Technology (Class 2) ...............................      106.00      139.89     136.39      289.95

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ..........................................      101.60      126.66     114.31      245.80
Strong Growth Fund II ...............................................      102.00      127.87     116.33      249.89

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .................................................      102.70      129.98     119.87      257.02
Worldwide Emerging Markets Fund .....................................      105.90      139.59     135.89      288.97
Worldwide Hard Assets Fund ..........................................      103.10      131.18     121.88      261.07
Worldwide Real Estate Fund ..........................................      122.80      189.33     217.10      442.14

   ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 5.0 BASIS POINT ANNUAL ASSET CHARGE.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

FLEXIBLE PREMIUM PAYMENT CONTRACT - CONTINUED

   EXAMPLE 3--If you do not surrender your Contract at the end of each time period:

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ............................................     $22.00      $67.87    $116.33     $249.89
Equity Portfolio .....................................................      21.50       66.36     113.80      244.78
Balanced Portfolio ...................................................      21.50       66.36     113.80      244.78
High Yield Portfolio .................................................      22.00       67.87     116.33      249.89
Fixed Income Portfolio ...............................................      20.00       61.82     106.18      229.28
Government Portfolio .................................................      20.00       61.82     106.18      229.28
Money Market Portfolio ...............................................      15.00       46.59      80.44      175.97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ......................................      18.40       56.96      98.00      212.50
Alger American Leveraged Allcap Portfolio ............................      19.50       60.30     103.63      224.06
Alger American Midcap Growth Portfolio ...............................      18.90       58.48     100.56      217.77
Alger American Small Capitalization Portfolio ........................      19.50       60.30     103.63      224.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio .........................      17.50       54.22      93.38      202.94
American Century International Fund ..................................      22.80       70.28     120.37      258.03
American Century Value Fund ..........................................      20.50       63.33     108.73      234.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ..............................................      20.50       63.33     108.73      234.47
Berger IPT--Large Cap Growth Fund ....................................      19.50       60.30     103.63      224.06
Berger IPT--Small Company Growth Fund ................................      20.30       62.73     107.71      232.40
Berger IPT--New Generation Fund ......................................      22.50       69.37     118.86      254.99
Berger IPT--International Fund .......................................      22.50       69.37     118.86      254.99

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) ..      18.30       56.66      97.49      211.44

DREYFUS STOCK INDEX FUND (Initial Shares) ............................      13.10       40.77      70.52      155.04

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock .......................................      18.60       57.57      99.03      214.61
Dreyfus VIF--International Value .....................................      24.40       75.09     128.41      274.12

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...................................      18.40       56.96      98.00      212.50
Federated International Equity Fund II ...............................      23.30       71.78     122.89      263.08
Federated Utility Fund II ............................................      19.90       61.51     105.67      228.24
Federated International Small Company Fund II ........................      25.50       78.39     133.90      285.03

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio ..............................      20.00       61.82     106.18      229.28
First American Large Cap Growth Portfolio ............................      22.00       67.87     116.33      249.89

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield ..............................................      21.20       65.45     112.28      241.70
INVESCO VIF--Equity Income ...........................................      22.20       68.47     117.35      251.93
INVESCO VIF--Financial Services Fund .................................      21.40       66.05     113.30      243.75
INVESCO VIF--Health Sciences Fund ....................................      21.20       65.45     112.28      241.70
INVESCO VIF--Real Estate Opportunity Fund ............................      27.80       85.27     145.31      307.48
INVESCO VIF--Technology Fund .........................................      20.70       63.94     109.75      236.54
INVESCO VIF--Telecommunications Fund .................................      21.10       65.15     111.78      240.67

JANUS ASPEN SERIES
Aggressive Growth Portfolio ..........................................      17.10       53.01      91.31      198.67
Growth Portfolio .....................................................      17.20       53.31      91.83      199.74
Worldwide Growth Portfolio ...........................................      17.40       53.92      92.86      201.88

================================================================================

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ...................................     $23.00      $70.88    $121.38     $260.06
Lazard Retirement Small Cap Portfolio ................................      23.00       70.88     121.38      260.06

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ..........................................      19.20       59.39     102.10      220.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ....................................................      21.90       67.56     115.83      248.87

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ................................................      18.10       56.05      96.46      209.32
Partners Fund ........................................................      19.70       60.91     104.65      226.15
Midcap Growth Portfolio ..............................................      20.30       62.73     107.71      232.40

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ...........................................      19.80       61.21     105.16      227.19
Pioneer Equity-Income VCT Portfolio ..................................      20.10       62.12     106.69      230.32
Pioneer Europe VCT Portfolio .........................................      27.50       84.37     143.83      304.58

RYDEX VARIABLE TRUST
OTC Fund .............................................................      25.10       77.19     131.91      281.08
Nova Fund ............................................................      24.70       75.99     129.91      277.10
U.S. Government Money Market Fund ....................................      21.90       67.56     115.83      248.87

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Fund (Class 2) ..............      21.70       66.96     114.82      246.83
Seligman--Global Technology (Class 2) ................................      26.00       79.89     136.39      289.95

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ...........................................      21.60       66.66     114.31      245.80
Strong Growth Fund II ................................................      22.00       67.87     116.33      249.89

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..................................................      22.70       69.98     119.87      257.02
Worldwide Emerging Markets Fund ......................................      25.90       79.59     135.89      288.97
Worldwide Hard Assets Fund ...........................................      23.10       71.18     121.88      261.07
Worldwide Real Estate Fund ...........................................      42.80      129.33     217.10      442.14

   ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 5.0 BASIS POINT ANNUAL ASSET CHARGE.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

SINGLE PREMIUM PAYMENT CONTRACT (This Contract is no longer offered for sale)

   You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed:

   EXAMPLE 1--If you surrender the Contract at the end of the time periods:

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ...........................................      $92.00     $117.87    $146.33     $249.89
Equity Portfolio ....................................................       91.50      116.36     143.80      244.78
Balanced Portfolio ..................................................       91.50      116.36     143.80      244.78
High Yield Portfolio ................................................       92.00      117.87     146.33      249.89
Fixed Income Portfolio ..............................................       90.00      111.82     136.18      229.28
Government Portfolio ................................................       90.00      111.82     136.18      229.28
Money Market Portfolio ..............................................       85.00       96.59     110.44      175.97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .....................................       88.40      106.96     128.00      212.50
Alger American Leveraged Allcap Portfolio ...........................       89.50      110.30     133.63      224.06
Alger American Midcap Growth Portfolio ..............................       88.90      108.48     130.56      217.77
Alger American Small Capitalization Portfolio .......................       89.50      110.30     133.63      224.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio ........................       87.50      104.22     123.38      202.94
American Century International Fund .................................       92.80      120.28     150.37      258.03
American Century Value Fund .........................................       90.50      113.33     138.73      234.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund .............................................       90.50      113.33     138.73      234.47
Berger IPT--Large Cap Growth Fund ...................................       89.50      110.30     133.63      224.06
Berger IPT--Small Company Growth Fund ...............................       90.30      112.73     137.71      232.40
Berger IPT--New Generation Fund .....................................       92.50      119.37     148.86      254.99
Berger IPT--International Fund ......................................       92.50      119.37     148.86      254.99

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) .       88.30      106.66     127.49      211.44

DREYFUS STOCK INDEX FUND (Initial Shares) ...........................       83.10       90.77     100.52      155.04

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock ......................................       88.60      107.57     129.03      214.61
Dreyfus VIF--International Value ....................................       94.40      125.09     158.41      274.12

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ..................................       88.40      106.96     128.00      212.50
Federated International Equity Fund II ..............................       93.30      121.78     152.89      263.08
Federated Utility Fund II ...........................................       89.90      111.51     135.67      228.24
Federated International Small Company Fund II .......................       95.50      128.39     163.90      285.03

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio .............................       90.00      111.82     136.18      229.28
First American Large Cap Growth Portfolio ...........................       92.00      117.87     146.33      249.89

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield .............................................       91.20      115.45     142.28      241.70
INVESCO VIF--Equity Income ..........................................       92.20      118.47     147.35      251.93
INVESCO VIF--Financial Services Fund ................................       91.40      116.05     143.30      243.75
INVESCO VIF--Health Sciences Fund ...................................       91.20      115.45     142.28      241.70
INVESCO VIF--Real Estate Opportunity Fund ...........................       97.80      135.27     175.31      307.48
INVESCO VIF--Technology Fund ........................................       90.70      113.94     139.75      236.54
INVESCO VIF--Telecommunications Fund ................................       91.10      115.15     141.78      240.67

================================================================================

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth Portfolio .........................................      $87.10     $103.01    $121.31     $198.67
Growth Portfolio ....................................................       87.20      103.31     121.83      199.74
Worldwide Growth Portfolio ..........................................       87.40      103.92     122.86      201.88

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ..................................       93.00      120.88     151.38      260.06
Lazard Retirement Small Cap Portfolio ...............................       93.00      120.88     151.38      260.06

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .........................................       89.20      109.39     132.10      220.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ...................................................       91.90      117.56     145.83      248.87

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ...............................................       88.10      106.05     126.46      209.32
Partners Fund .......................................................       89.70      110.91     134.65      226.15
Midcap Growth Portfolio .............................................       90.30      112.73     137.71      232.40

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ..........................................       89.80      111.21     135.16      227.19
Pioneer Equity-Income VCT Portfolio .................................       90.10      112.12     136.69      230.32
Pioneer Europe VCT Portfolio ........................................       97.50      134.37     173.83      304.58

RYDEX VARIABLE TRUST
OTC Fund ............................................................       95.10      127.19     161.91      281.08
Nova Fund ...........................................................       94.70      125.99     159.91      277.10
U.S. Government Money Market Fund ...................................       91.90      117.56     145.83      248.87

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Fund (Class 2) .............       91.70      116.96     144.82      246.83
Seligman--Global Technology (Class 2) ...............................       96.00      129.89     166.39      289.95

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ..........................................       91.60      116.66     144.31      245.80
Strong Growth Fund II ...............................................       92.00      117.87     146.33      249.89

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .................................................       92.70      119.98     149.87      257.02
Worldwide Emerging Markets Fund .....................................       95.90      129.59     165.89      288.97
Worldwide Hard Assets Fund ..........................................       93.10      121.18     151.88      261.07
Worldwide Real Estate Fund ..........................................      112.80      179.33     247.10      442.14

   ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 5.0 BASIS POINT ANNUAL ASSET CHARGE.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

SINGLE PREMIUM PAYMENT CONTRACT - CONTINUED

  EXAMPLE 2--If you elect to annuitize your Contract:

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ...........................................      $92.00     $117.87    $116.33     $249.89
Equity Portfolio ....................................................       91.50      116.36     113.80      244.78
Balanced Portfolio ..................................................       91.50      116.36     113.80      244.78
High Yield Portfolio ................................................       92.00      117.87     116.33      249.89
Fixed Income Portfolio ..............................................       90.00      111.82     106.18      229.28
Government Portfolio ................................................       90.00      111.82     106.18      229.28
Money Market Portfolio ..............................................       85.00       96.59      80.44      175.97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .....................................       88.40      106.96      98.00      212.50
Alger American Leveraged Allcap Portfolio ...........................       89.50      110.30     103.63      224.06
Alger American Midcap Growth Portfolio ..............................       88.90      108.48     100.56      217.77
Alger American Small Capitalization Portfolio .......................       89.50      110.30     103.63      224.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio ........................       87.50      104.22      93.38      202.94
American Century International Fund .................................       92.80      120.28     120.37      258.03
American Century Value Fund .........................................       90.50      113.33     108.73      234.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund .............................................       90.50      113.33     108.73      234.47
Berger IPT--Large Cap Growth Fund ...................................       89.50      110.30     103.63      224.06
Berger IPT--Small Company Growth Fund ...............................       90.30      112.73     107.71      232.40
Berger IPT--New Generation Fund .....................................       92.50      119.37     118.86      254.99
Berger IPT--International Fund ......................................       92.50      119.37     118.86      254.99

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) .       88.30      106.66      97.49      211.44

DREYFUS STOCK INDEX FUND (Initial Shares) ...........................       83.10       90.77      70.52      155.04

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock ......................................       88.60      107.57      99.03      214.61
Dreyfus VIF--International Value ....................................       94.40      125.09     128.41      274.12

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ..................................       88.40      106.96      98.00      212.50
Federated International Equity Fund II ..............................       93.30      121.78     122.89      263.08
Federated Utility Fund II ...........................................       89.90      111.51     105.67      228.24
Federated International Small Company Fund II .......................       95.50      128.39     133.90      285.03

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio .............................       90.00      111.82     106.18      229.28
First American Large Cap Growth Portfolio ...........................       92.00      117.87     116.33      249.89

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield .............................................       91.20      115.45     112.28      241.70
INVESCO VIF--Equity Income ..........................................       92.20      118.47     117.35      251.93
INVESCO VIF--Financial Services Fund ................................       91.40      116.05     113.30      243.75
INVESCO VIF--Health Sciences Fund ...................................       91.20      115.45     112.28      241.70
INVESCO VIF--Real Estate Opportunity Fund ...........................       97.80      135.27     145.31      307.48
INVESCO VIF--Technology Fund ........................................       90.70      113.94     109.75      236.54
INVESCO VIF--Telecommunications Fund ................................       91.10      115.15     111.78      240.67

JANUS ASPEN SERIES
Aggressive Growth Portfolio .........................................       87.10      103.01      91.31      198.67
Growth Portfolio ....................................................       87.20      103.31      91.83      199.74
Worldwide Growth Portfolio ..........................................       87.40      103.92      92.86      201.88

================================================================================

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ..................................      $93.00     $120.88    $121.38     $260.06
Lazard Retirement Small Cap Portfolio ...............................       93.00      120.88     121.38      260.06

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .........................................       89.20      109.39     102.10      220.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ...................................................       91.90      117.56     115.83      248.87

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ...............................................       88.10      106.05      96.46      209.32
Partners Fund .......................................................       89.70      110.91     104.65      226.15
Midcap Growth Portfolio .............................................       90.30      112.73     107.71      232.40

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ..........................................       89.80      111.21     105.16      227.19
Pioneer Equity-Income VCT Portfolio .................................       90.10      112.12     106.69      230.32
Pioneer Europe VCT Portfolio ........................................       97.50      134.37     143.83      304.58

RYDEX VARIABLE TRUST
OTC Fund ............................................................       95.10      127.19     131.91      281.08
Nova Fund ...........................................................       94.70      125.99     129.91      277.10
U.S. Government Money Market Fund ...................................       91.90      117.56     115.83      248.87

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Fund (Class 2) .............       91.70      116.96     114.82      246.83
Seligman--Global Technology (Class 2) ...............................       96.00      129.89     136.39      289.95

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ..........................................       91.60      116.66     114.31      245.80
Strong Growth Fund II ...............................................       92.00      117.87     116.33      249.89

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .................................................       92.70      119.98     119.87      257.02
Worldwide Emerging Markets Fund .....................................       95.90      129.59     135.89      288.97
Worldwide Hard Assets Fund ..........................................       93.10      121.18     121.88      261.07
Worldwide Real Estate Fund ..........................................      112.80      179.33     217.10      442.14

ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 5.0 BASIS POINT ANNUAL ASSET CHARGE.

================================================================================

   EXAMPLE 3--If you do not surrender your Contract at the end of each time period:

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Fund Portfolio ...........................................      $22.00      $67.87    $116.33     $249.89
Equity Portfolio ....................................................       21.50       66.36     113.80      244.78
Balanced Portfolio ..................................................       21.50       66.36     113.80      244.78
High Yield Portfolio ................................................       22.00       67.87     116.33      249.89
Fixed Income Portfolio ..............................................       20.00       61.82     106.18      229.28
Government Portfolio ................................................       20.00       61.82     106.18      229.28
Money Market Portfolio ..............................................       15.00       46.59      80.44      175.97

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .....................................       18.40       56.96      98.00      212.50
Alger American Leveraged Allcap Portfolio ...........................       19.50       60.30     103.63      224.06
Alger American Midcap Growth Portfolio ..............................       18.90       58.48     100.56      217.77
Alger American Small Capitalization Portfolio .......................       19.50       60.30     103.63      224.06

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century Growth And Income Portfolio ........................       17.50       54.22      93.38      202.94
American Century International Fund .................................       22.80       70.28     120.37      258.03
American Century Value Fund .........................................       20.50       63.33     108.73      234.47

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund .............................................       20.50       63.33     108.73      234.47
Berger IPT--Large Cap Growth Fund ...................................       19.50       60.30     103.63      224.06
Berger IPT--Small Company Growth Fund ...............................       20.30       62.73     107.71      232.40
Berger IPT--New Generation Fund .....................................       22.50       69.37     118.86      254.99
Berger IPT--International Fund ......................................       22.50       69.37     118.86      254.99

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares) .       18.30       56.66      97.49      211.44

DREYFUS STOCK INDEX FUND (Initial Shares) ...........................       13.10       40.77      70.52      155.04

DREYFUS VARIABLE INVESTMENT FUND, INC. (Initial Shares)
Dreyfus VIF--Disciplined Stock ......................................       18.60       57.57      99.03      214.61
Dreyfus VIF--International Value ....................................       24.40       75.09     128.41      274.12

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ..................................       18.40       56.96      98.00      212.50
Federated International Equity Fund II ..............................       23.30       71.78     122.89      263.08
Federated Utility Fund II ...........................................       19.90       61.51     105.67      228.24
Federated International Small Company Fund II .......................       25.50       78.39     133.90      285.03

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio .............................       20.00       61.82     106.18      229.28
First American Large Cap Growth Portfolio ...........................       22.00       67.87     116.33      249.89

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield .............................................       21.20       65.45     112.28      241.70
INVESCO VIF--Equity Income ..........................................       22.20       68.47     117.35      251.93
INVESCO VIF--Financial Services Fund ................................       21.40       66.05     113.30      243.75
INVESCO VIF--Health Sciences Fund ...................................       21.20       65.45     112.28      241.70
INVESCO VIF--Real Estate Opportunity Fund ...........................       27.80       85.27     145.31      307.48
INVESCO VIF--Technology Fund ........................................       20.70       63.94     109.75      236.54
INVESCO VIF--Telecommunications Fund ................................       21.10       65.15     111.78      240.67

JANUS ASPEN SERIES
Aggressive Growth Portfolio .........................................       17.10       53.01      91.31      198.67
Growth Portfolio ....................................................       17.20       53.31      91.83      199.74
Worldwide Growth Portfolio ..........................................       17.40       53.92      92.86      201.88

================================================================================

                         FUND                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ..................................      $23.00      $70.88    $121.38     $260.06
Lazard Retirement Small Cap Portfolio ...............................       23.00       70.88     121.38      260.06

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .........................................       19.20       59.39     102.10      220.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income ...................................................       21.90       67.56     115.83      248.87

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond ...............................................       18.10       56.05      96.46      209.32
Partners Fund .......................................................       19.70       60.91     104.65      226.15
Midcap Growth Portfolio .............................................       20.30       62.73     107.71      232.40

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ..........................................       19.80       61.21     105.16      227.19
Pioneer Equity-Income VCT Portfolio .................................       20.10       62.12     106.69      230.32
Pioneer Europe VCT Portfolio ........................................       27.50       84.37     143.83      304.58

RYDEX VARIABLE TRUST
OTC Fund ............................................................       25.10       77.19     131.91      281.08
Nova Fund ...........................................................       24.70       75.99     129.91      277.10
U.S. Government Money Market Fund ...................................       21.90       67.56     115.83      248.87

SELIGMAN PORTFOLIOS, INC.
Seligman--Communications And Information Fund (Class 2) .............       21.70       66.96     114.82      246.83
Seligman--Global Technology (Class 2) ...............................       26.00       79.89     136.39      289.95

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II ..........................................       21.60       66.66     114.31      245.80
Strong Growth Fund II ...............................................       22.00       67.87     116.33      249.89

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .................................................       22.70       69.98     119.87      257.02
Worldwide Emerging Markets Fund .....................................       25.90       79.59     135.89      288.97
Worldwide Hard Assets Fund ..........................................       23.10       71.18     121.88      261.07
Worldwide Real Estate Fund ..........................................       42.80      129.33     217.10      442.14

ANNUAL MAINTENANCE CHARGES HAVE BEEN APPROXIMATED AS A 5.0 BASIS POINT ANNUAL ASSET CHARGE.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

CONSECO VARIABLE, THE VARIABLE
ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

   Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

   You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department to the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS

   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

   At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

   The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

   Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or

================================================================================

unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

   The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

   Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed,

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

   (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

   (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account;

   (d) to substitute shares of a Fund for shares of another Fund (with prior approval of the Securities and Exchange Commission); and

   (e) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

INVESTMENT OPTIONS

   The Contract currently offers 59 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

   You should read the prospectuses for these Funds carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Fund prospectuses, call Conseco Variable at: (800) 557-7043. See Appendix B which contains a summary of the investment objectives and strategies for each portfolio.

   The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment advisers.

   A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

  Conseco 20 Focus Portfolio
  Equity Portfolio
  Balanced Portfolio High Yield Portfolio
  Fixed Income Portfolio
  Government Securities Portfolio
  Money Market Portfolio

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the

26
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

investment adviser to all portfolios. The following portfolios are available under the Contract:

   Berger IPT--Growth Fund
    (formerly, Berger IPT--100 Fund)
   Berger IPT--Large Cap Growth Fund (formerly,
     Berger IPT--Growth and Income Fund)
   Berger IPT--Small Company Growth Fund
   Berger IPT--New Generation Fund
   Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (Initial Shares)

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND (Initial Shares)

   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

   Dreyfus VIF--Disciplined Stock Portfolio
   Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II
   Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the portfolios. The following portfolios are available under the contract:

   First American Large Cap Growth Portfolio
   First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

   INVESCO VIF--High Yield Fund
   INVESCO VIF--Equity Income Fund
   INVESCO VIF--Financial Services Fund
   INVESCO VIF--Health Sciences Fund
   INVESCO VIF--Real Estate Opportunity Fund
   INVESCO VIF--Technology Fund
   INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:

   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord Abbett & Co. The following portfolio is available under the
Contract:

   Growth and Income Portfolio

================================================================================

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the Contract:

   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the Contract:

   Limited Maturity Bond Portfolio
   Partners Portfolio
   Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

   Pioneer Fund VCT Portfolio
   Pioneer Equity-Income VCT Portfolio
   Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

   OTC Fund
   Nova Fund
   U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

   Seligman Communications and Information Portfolio (Class 2)
   Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

   Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the Contract:

   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

FIXED ACCOUNT

   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any three-month period;

   2. Transfers from the Fixed Account to the Variable Account may not exceed 20% of the Fixed Account value in any six-month period;

   3. You may not make transfers from the Fixed Account once Annuity Payments begin.

   The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS

   The Contracts, like all deferred annuity Contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

   There are two types of Contracts described in this prospectus:

   (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

   (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

   The single Purchase Payment Contracts require a minimum Purchase Payment of $10,000 with additional Contracts in amounts of not less than $5,000.

   You can make Purchase Payments to Conseco Variable at its Administrative Office. Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

   (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

   (c) a combination of both.

   You may request to change your allocation of future Purchase Payments either 3 months after we establish your Individual Account, or 3 months after you have made a prior change in allocation.

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

   We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

   Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2.  subtracting the daily amount of the mortality and expense risk fee.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS

   During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any three month period. You can only make one transfer from the Fixed Account in any 6 month period of no more than 20% of the Fixed Account value. You can make transfers between sub- accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

HOW YOU CAN MAKE TRANSFERS

   Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Conseco Variable to accept telephone transfer or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time.

   We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

   Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program. Conseco Variable reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions or over the internet. The rebalancing program may be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.

ASSET ALLOCATION PROGRAM

   Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with Conseco Variable to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Period.

   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS

   Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

   The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   (2) trading on the New York Stock Exchange is restricted;
   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or
   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,
   (2) retirement, or
   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you attain age 59 1/2,
   (2) when you separate from service,
   (3) when you die,
   (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),
   (5) in the case of hardship, or
   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o   salary reduction contributions made after December 31, 1988;
   o   income attributable to such contributions; and
   o   income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If

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                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
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you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge"). If you are participating in this program and make a withdrawal subject to a withdrawal charge, the SWP will terminate automatically and may be reinstated only on or after we receive a written request.

   SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.

   SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

   If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a withdrawal charge each year beginning with the second Contract year. If you own a flexible Purchase Payment Contract, you can withdraw 10% the Contract Value without payment of a withdrawal charge, but you may not make more than one free withdrawal in any calendar year. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a withdrawal charge.

   Conseco Variable will calculate the deduction for withdrawal charges on the amount withdrawn in excess of the 10% when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of the total current accumulation. For the second or subsequent withdrawals in a Contract year, we will calculate the withdrawal charge on the total amount of each withdrawal.

   We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable withdrawal charge if the number of years under an annuity option for a guaranteed period selected is less than five.

   The withdrawal charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Contract Value.

   The withdrawal charges are:

                      FLEXIBLE PURCHASE    SINGLE PURCHASE
CONTRACT YEAR         PAYMENT CONTRACT     PAYMENT CONTRACT
--------------------------------------------------------------------------------
     1...........            8%                   7%
     2...........            7%                   6%
     3...........            6%                   5%
     4...........            5%                   4%
     5...........            4%                   3%
     6...........            3%                   0%
     7...........            2%                   0%
     8...........            1%                   0%
     Thereafter..            0%                   0%

EXAMPLES:

   (1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Account during the third Contract year:

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  VALUE OF
CONTRACT OR
 INDIVIDUAL
   ACCOUNT    SINGLE
   (AMOUNT    PREMIUM         WITHDRAWAL       ADMINISTRATIVE   REDEMPTION
  REDEEMED)   PAYMENT           CHARGE         FEE DEDUCTION*    PAYMENT
--------------------------------------------------------------------------------
  $11,800    $10,000     $540 (5% x $10,800)        $25          $11,235

*Applicable to full withdrawals only.

   (2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Account during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

    AMOUNT               AMOUNT          WITHDRAWAL           REDEMPTION
   REQUESTED            REDEEMED           CHARGE               PAYMENT
--------------------------------------------------------------------------------
   $1,000.00           $1,052.63         $52.63 (5%)           $1,000.00

   In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the withdrawal charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

   If the cost of selling the Contracts is greater than the withdrawal charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

ADMINISTRATION FEE (ANNUAL CONTRACT FEE)

   During the Accumulation Period, Conseco Variable deducts an annual contract fee on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Conseco Variable also assesses this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

   Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

MORTALITY AND EXPENSE RISK CHARGE

   Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

   Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

   EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination (see "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contracts outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed

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                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
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upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the mortality and expense risk fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .64%, .74%, and .99%, respectively.

   Accordingly, Conseco Variable will reimburse the appropriate sub-accounts of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

   The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

PREMIUM TAXES

   We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

OTHER CHARGES

   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

   Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFITS

   In the event the Owner, a Joint Owner or the Annuitant dies before Annuity Payments commence, Conseco Variable will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract. We will determine the Contract Value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office.

   Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies.

                                                                              35
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   If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

THE ANNUITY PERIOD--SETTLEMENT PROVISIONS

ELECTING THE ANNUITY PERIOD AND FORM OF ANNUITY

   You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Conseco Variable. If you do not make such elections, we will make payments automatically beginning on the first day of the month or, with respect to the flexible Purchase Payment Contracts, coinciding with the Annuitant's reaching age 65 under a lifetime annuity with 120 monthly payments certain. The value of your Individual Account will be based upon the value in the sub-accounts of the Variable Account to provide variable Annuity Payments.

   You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

   See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

   You may select one of the following annuity options:

   FIRST OPTION-LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. For the single Purchase Payment Contract, if no beneficiary is designated, Conseco Variable will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66 2/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
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and are not concerned with providing for beneficiaries at the death of the last to survive.

   Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

   FOURTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. However, any applicable withdrawal charges will be made if the number of years selected is less than five. If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

   To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

   (1) be paid in one sum, or

   (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 4) described above, provided that the value is at least $5,000.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

   FIFTH OPTION-PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Account value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

   If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

   SIXTH OPTION-DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

   Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

   The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity

                                                                              37
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units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

   Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

   TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made, or Contract value if required by state law.

   OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

   The Contract may not be assigned if it is used in a qualified retirement plan. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

   ASSIGNING A CONTRACT OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT.

FEDERAL TAX STATUS

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract-- Qualified or Non-Qualified (see following sections).

   You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

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                                                              INDIVIDUAL ANNUITY
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   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

   If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

   A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your non-qualified Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in the Code);

   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   (5) paid under an immediate annuity; or

   (6) which are allocable to Purchase Payments made prior to August 14, 1982.

   The Contract provides that upon the death of the Annuitant prior to the Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

WITHDRAWALS--QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;
   (2) paid after you die;
   (3) paid if you become totally disabled (as that term is defined in Code);
   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employee and his or her beneficiaries;
   (5) paid to you after you have attained age 55 and left your employment;
   (6) paid for certain allowable medical expenses (as defined in the Code);
   (7) paid pursuant to a qualified domestic relations order;
   (8) paid on account of an IRS levy on the qualified contract. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

================================================================================

   (1) reaches age 59 1/2;

   (2) leaves his or her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or (6) pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings. You should consult your own tax adviser about your own circumstances.

TAXATION OF DEATH BENEFITS

   Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

   The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts.

DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

   APPEALS OF FINAL DECISION

   o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

   o Your request should contain the reason for the appeal and any supporting evidence or documentation;

   o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

   o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

   o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

   DISPUTE RESOLUTION PROCEDURES

   o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

   o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

   o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

   These procedures may not be available in your state.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

GENERAL MATTERS

   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

================================================================================

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  General Information and History
  Independent Accountants
  Distribution
  Voting Rights
  Calculation of Yield Quotations
  Calculation of Total Return Quotations
  Other Performance Data
  Federal Tax Status
  Annuity Provisions
  Financial Statements


 ................................................................................

                             (cut along dotted line)

    If you would like a free copy of the Statement of Additional Information (Form #05-6923-B) dated May 1, 2001 for this prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

           Gentlemen:
           Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C (individual annuity) at the following address:

           Name:_________________________________________________________

           Mailing Address:______________________________________________


           ______________________________________________________________
                                     Sincerely,

           ______________________________________________________________
                                    (Signature)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX A

CONDENSED FINANCIAL INFORMATION
The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                        2000       1999       1998       1997       1996      1995    1994    1993    1992    1991
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $2.338     $1.765     $1.204     $1.000        N/A       N/A     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $1.972     $2.338     $1.765     $1.204        N/A       N/A     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........   (15.64)%     32.41%     46.60%     20.42%        N/A       N/A     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...  1,625,583  1,184,056    335,852    120,648        N/A       N/A     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $5.109     $2.898     $1.855     $1.565     $1.411    $1.000     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $3.802     $5.109     $2.898     $1.855     $1.565    $1.411     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........   (25.58)%     76.29%     56.26%     18.49%     10.92%    41.12%     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...  1,598,002  1,092,626    479,432    388,810    332,180    48,284     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $2.019     $1.547     $1.199     $1.000        N/A       N/A     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $2.183     $2.019     $1.547     $1.199        N/A       N/A     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........      8.11%     30.54%     29.00%     19.91%        N/A       N/A     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...    303,861    107,741     85,729     10,680        N/A       N/A     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $2.257     $1.590     $1.390     $1.260     $1.222    $1.000     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $1.627     $2.257     $1.590     $1.390     $1.260    $1.222     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........   (27.91)%     41.99%     14.38%     10.28%      3.14%    22.18%     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...  1,518,472  1,477,791  1,509,932  1,616,358  1,294,236   421,326     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
VP INCOME AND GROWTH FUND (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $1.268     $1.085     $1.000        N/A        N/A       N/A     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $1.122     $1.268     $1.085        N/A        N/A       N/A     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........   (11.48)%     16.85%      8.48%        N/A        N/A       N/A     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...    285,708    180,072     91,593        N/A        N/A       N/A     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $2.093     $1.289     $1.096     $1.000        N/A       N/A     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $1.723     $2.093     $1.289     $1.096        N/A       N/A     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........   (17.67)%     62.41%     17.58%      9.59%        N/A       N/A     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...    149,696    148,279    105,233         95        N/A       N/A     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
VP VALUE FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $1.252     $1.276     $1.229     $1.000        N/A       N/A     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $1.465     $1.252     $1.276     $1.229        N/A       N/A     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........     17.00%    (1.84)%      3.77%     22.93%        N/A       N/A     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...    300,917    300,067    111,175     19,126        N/A       N/A     N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
GROWTH FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period ............     $1.930     $1.307     $1.136     $1.000        N/A       N/A     N/A     N/A     N/A     N/A
Accumulation unit value at
  end of period ..................     $1.576     $1.930     $1.307     $1.136        N/A       N/A     N/A     N/A     N/A     N/A
Percentage change in
  accumulation unit value ........   (18.36)%     47.65%     15.13%     13.55%        N/A       N/A     N/A     N/A     N/A     N/A
Number of accumulation units
  outstanding at end of period ...    466,810    225,562    196,342     42,167        N/A       N/A     N/A     N/A     N/A     N/A

================================================================================

                            2000       1999       1998       1997       1996       1995       1994       1993       1992       1991
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.375     $1.509     $1.219     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.099     $2.375     $1.509     $1.219        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (11.64)%     57.47%     23.79%     21.87%        N/A        N/A        N/A        N/A        N/A        N/A
Number of
  accumulation units
  outstanding at
  end of period ......    548,888    237,838    115,344     64,326        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.455     $1.118     $0.972     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.294     $1.455     $1.118     $0.972        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (11.05)%     30.10%     14.97%    (2.75)%        N/A        N/A        N/A        N/A        N/A        N/A
Number of
  accumulation units
  outstanding at
  end of period ......      7,738      1,907          0      3,085        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
NEW GENERATION FUND (g)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $0.588        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (41.20)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of
  accumulation units
  outstanding at
  end of period ......     96,214        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.626     $1.386     $1.374     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.423     $2.626     $1.386     $1.374        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (7.74)%     89.55%      0.85%     37.38%        N/A        N/A        N/A        N/A        N/A       N/A
Number of
  accumulation units
  outstanding at
  end of period ......    442,433    158,133     83,064      1,949        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED PORTFOLIO (b)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.874     $2.219     $2.030     $1.740     $1.370     $1.052     $1.068     $1.000        N/A        N/A
Accumulation unit
  value at
  end of period ......     $3.053     $2.874     $2.219     $2.030     $1.740     $1.370     $1.052     $1.068        N/A        N/A
Percentage change
  in accumulation
  unit value .........      6.22%     29.55%      9.27%     16.68%     27.01%     30.19%    (1.51)%      6.84%        N/A        N/A
Number of
  accumulation units
  outstanding at
  end of period ......  5,974,170  6,250,754  7,300,114  6,907,154  5,801,102  5,007,682  3,888,125  2,257,426        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO (g)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $0.844        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (15.60)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of
  accumulation units
  outstanding at
  end of period ......    147,829        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A


------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO--QUALIFIED (c)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........    $36.036    $24.295    $21.148    $17.933    $12.448     $9.191     $9.069     $8.492     $8.292     $5.827
Accumulation unit
  value at
  end of period ......    $36.778    $36.036    $24.295    $21.148    $17.933    $12.448     $9.191     $9.069     $8.492     $8.292
Percentage change
  in accumulation
  unit value .........      2.06%     48.33%     14.88%     17.93%     44.06%     35.44%      1.35%      6.79%      2.41%     42.30%
Number of
  accumulation units
  outstanding at
  end of period ......  5,664,084  6,177,795  7,294,849  8,714,598  8,464,009  7,950,068  7,356,167  6,310,119  5,499,342  4,667,263
------------------------------------------------------------------------------------------------------------------------------------
EQUITY--NON-QUALIFIED (c)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........    $28.526    $19.232    $16.740    $14.195     $9.854     $7.275     $7.179     $6.722     $6.564     $4.612
Accumulation unit
  value at
  end of period ......    $29.113    $28.526    $19.232    $16.740    $14.195     $9.854     $7.275     $7.179     $6.722     $6.564
Percentage change
  in accumulation
  unit value .........      2.06%     48.33%     14.88%     17.93%     44.06%     35.44%      1.35%      6.79%      2.41%     42.30%
Number of
  accumulation units
  outstanding at
  end of period ......    126,693    154,728    223,506    274,648    283,828    286,775    271,457    252,573    191,299    152,332
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--QUALIFIED (d)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $5.674     $5.738     $5.445     $4.990     $4.790     $4.080     $4.224     $3.768     $3.466     $2.899
Accumulation unit
  value at
  end of period ......     $6.188     $5.674     $5.738     $5.445     $4.990     $4.790     $4.080     $4.224     $3.768     $3.466
Percentage change
  in accumulation
  unit value .........      9.06%    (1.12)%      5.39%      9.11%      4.19%     17.38%    (3.41)%     12.12%      8.70%     19.57%
Number of accumulation
  units outstanding at
  end of period ......  1,750,249  2,139,411  2,455,411  2,784,065  2,973,412  3,072,607  2,961,739  3,003,770  2,490,084  2,145,672

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            2000       1999       1998       1997       1996       1995       1994       1993       1992       1991
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--NON-QUALIFIED (d)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $5.452     $5.514     $5.232     $4.795     $4.602     $3.921     $4.059     $3.620     $3.330     $2.785
Accumulation unit
  value at
  end of period ......     $5.945     $5.452     $5.514     $5.232     $4.795     $4.602     $3.921     $4.059     $3.620     $3.330
Percentage change
  in accumulation
  unit value .........      9.06%    (1.12)%      5.39%      9.11%      4.19%     17.38%    (3.41)%     12.12%      8.70%     19.57%
Number of accumulation
  units outstanding at
  end of period ......     55,818     69,191     93,115    125,557    136,642    179,684    197,847    185,569    123,618     98,273
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (b)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.290     $1.336     $1.261     $1.176     $1.156     $0.995     $1.034     $1.000        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.427     $1.290     $1.336     $1.261     $1.176     $1.156     $0.995     $1.034        N/A        N/A
Percentage change
  in accumulation
  unit value .........     10.58%    (3.44)%      6.01%      7.19%      1.72%     16.18%    (3.79)%      3.42%        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    414,137    989,803    702,665    485,631    365,164    422,359    335,451    535,607        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (g)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.025        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value                2.50%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     11,801        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (d)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.930     $2.821     $2.708     $2.598     $2.496     $2.387     $2.321     $2.280     $2.224     $2.120
Accumulation unit
  value at
  end of period ......     $3.080     $2.930     $2.821     $2.708     $2.598     $2.496     $2.387     $2.321     $2.280     $2.224
Percentage change
  in accumulation
  unit value .........      5.12%      3.85%      4.18%      4.22%      4.10%      4.57%      2.85%      1.79%      2.52%      4.89%
Number of accumulation
  units outstanding at
  end of period ......  2,302,771  3,362,182  1,922,118  1,624,326  1,849,618  1,538,629  1,619,841  1,465,429  1,790,486  1,762,019
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. (a) (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.964     $2.301     $1.796     $1.413     $1.178     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.610     $2.964     $2.301     $1.796     $1.413     $1.178        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (11.93)%     28.79%     28.09%     27.11%     20.01%     17.76%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......  1,946,033  1,607,964    802,406    359,437    114,173     27,728        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (a) (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.808     $2.352     $1.853     $1.402     $1.160     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.522     $2.808     $2.352     $1.853     $1.402     $1.160        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (10.20)%     19.40%     26.94%     32.20%     20.79%     16.03%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......  8,840,618  8,745,043  5,996,870  3,025,807  1,395,520    561,967        N/A        N/A        N/A        N/A


------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (INITIAL SHARES)
DISCIPLINED STOCK PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.260     $1.075     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.133     $1.260     $1.075        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (10.11)%     17.27%      7.48%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    331,573     57,395     18,002        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.195     $0.944     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.139     $1.195     $0.944        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (4.68)%     26.55%    (5.58)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     34,328      5,892          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.405     $1.387     $1.364     $1.210     $1.070     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.265     $1.405     $1.387     $1.364     $1.210     $1.070        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (9.96)%      1.29%      1.68%     12.70%     13.17%      6.96%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    410,607    521,675    402,613    103,898     44,124      1,178        N/A        N/A        N/A        N/A

================================================================================

                            2000       1999       1998       1997       1996       1995       1994       1993       1992       1991
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $2.734     $1.494     $1.201     $1.102     $1.028     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.095     $2.734     $1.494     $1.201     $1.102     $1.028        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (23.38)%     83.05%     24.33%      8.99%      7.23%      2.80%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    227,718    158,076    153,805    117,785     70,090      9,399        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
 value at beginning
  of period ..........     $1.770     $1.758     $1.558     $1.243     $1.125     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.595     $1.770     $1.758     $1.558     $1.243     $1.125        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (9.88)%      0.68%     12.82%     25.38%     10.45%     12.53%        N/A        N/A        N/A       N/A
Number of accumulation
  units outstanding at
  end of period ......    316,840    417,936    428,133    196,753    111,929     53,189        N/A        N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
EQUITY INCOME PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.173     $1.032     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.218     $1.173     $1.032        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........      3.80%     13.70%      3.20%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     22,761     12,180     34,697        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.030     $0.953     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $0.901     $1.030     $0.953        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (12.56)%      8.11%    (4.69)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     91,169    119,099     22,719        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $4.489     $2.011     $1.513     $1.357     $1.269     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $3.030     $4.489     $2.011     $1.513     $1.357     $1.269        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (32.49)%    123.17%     32.92%     11.54%      6.87%     26.93%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......  3,896,189  2,363,771  1,484,765  1,145,154    881,491    398,348        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
GROWTH  PORTFOLIO (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $3.193     $2.240     $1.668     $1.372     $1.170     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.701     $3.193     $2.240     $1.668     $1.372     $1.170        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (15.40)%     42.55%     34.31%     21.53%     17.27%     17.02%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......  4,537,896  3,595,530  1,722,621  1,026,609    570,927    144,293        N/A        N/A        N/A        N/A


------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $3.898     $2.394     $1.876     $1.551     $1.214     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $3.254     $3.898     $2.394     $1.876     $1.551     $1.214        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (16.52)%     62.82%     27.64%     20.94%     27.74%     21.40%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......  9,424,505  8,203,823  6,332,820  4,929,502  1,845,276    230,889        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.133     $1.058     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.121     $1.133     $1.058        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (1.07)%      7.09%      5.81%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     17,246      1,022          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $0.893     $0.858     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.070     $0.893     $0.858        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........     19.87%      4.08%   (14.23)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period            10,017         44      4,307        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                            2000       1999       1998       1997       1996       1995       1994       1993       1992       1991
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.164     $1.007     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.335     $1.164     $1.007        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........     14.67%     15.58%      0.73%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     38,899     13,117     13,870        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.084     $0.992     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.024     $1.084     $0.992        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (5.55)%      9.23%    (0.75)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     10,919      6,825      5,287        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.086     $1.081     $1.046     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.148     $1.086     $1.081     $1.046        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........      5.70%      0.47%      3.35%      4.59%        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    449,909     79,074    225,717          0        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.363     $1.283     $1.243     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $1.359     $1.363     $1.283     $1.243        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........    (0.33)%      6.30%      3.17%     24.32%        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    413,116    422,449    336,371     60,137        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
NOVA PORTFOLIO (h)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........    $18.407        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......    $15.176        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (17.55)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......        585        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO (h)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........    $39.086        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......    $23.690        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (39.39)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     14,991        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A


------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO
(CLASS 2) (g)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $0.556        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (44.40)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    240,260        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (g)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $0.675        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (32.50)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......     68,037        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
MID CAP GROWTH FUND II (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period ..........     $3.050     $1.622     $1.274     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period ......     $2.571     $3.050     $1.622     $1.274        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value .........   (15.71)%     87.99%     27.40%     27.35%        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period ......    491,584    110,428    145,329      3,989        N/A        N/A        N/A        N/A        N/A        N/A

================================================================================

                            2000       1999       1998       1997       1996       1995       1994       1993       1992       1991
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II (e):
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period                $1.852     $1.386     $1.233     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period            $1.954     $1.852     $1.386     $1.233        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value                5.53%     33.57%     12.41%     23.32%        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period           186,616    160,380     89,350      4,089        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND FUND (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period                $1.070     $1.172     $1.050     $1.036     $1.021     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period            $1.079     $1.070     $1.172     $1.050     $1.036     $1.021        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value                0.87%    (8.74)%     11.63%      1.37%      1.50%      2.05%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period            51,708     37,696     30,830     16,578     23,735      6,030        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period                $1.044     $0.527     $0.808     $1.000        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period            $0.601     $1.044     $0.527     $0.808        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value             (42.44)%     98.29%   (34.80)%   (19.24)%        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period           179,333    253,897    177,924     99,333        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (a)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period                $1.006     $0.840     $1.228     $1.262     $1.080     $1.000        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period            $1.110     $1.006     $0.840     $1.228     $1.262     $1.080        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value               10.30%     19.80%   (31.62)%    (2.66)%     16.88%      7.97%        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period           199,902    556,013    198,619    280,960     49,773     27,240        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
  value at beginning
  of period                $0.828     $0.854     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit
  value at
  end of period            $0.973     $0.828     $0.854        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change
  in accumulation
  unit value               17.49%    (2.99)%   (14.63)%        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period            18,412     14,855      3,276        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

(a) This unit value was $1.000 on the inception date of June 1, 1995.
(b) This unit value was $1.000 on the inception date of May 1, 1993.
(c) This unit value was $1.000 on the inception date of December 3, 1965.
(d) This unit value was $1.000 on the inception date of May 19, 1981.
(e) This unit value was $1.000 on the inception date of May 1, 1998.
(g) This unit value was $1.000 on the inception date of May 1, 2000.
(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.

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                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

================================================================================

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-advisor. The following companies provide investment management and administrative services to the Funds. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND
(FORMERLY, BERGER IPT--100 FUND)

   The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.

BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

   The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

   The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

BERGER IPT--NEW GENERATION FUND

   The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which

50
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                                                              INDIVIDUAL ANNUITY
================================================================================

they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER IPT--INTERNATIONAL FUND

   The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND
(INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND
(INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

    Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

   The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities

================================================================================

of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FIRST AMERICAN INSURANCE

PORTFOLIOS

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

   First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

   First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

   The INVESCO VIF--Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND

    The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

   The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE
OPPORTUNITY FUND

    The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

52
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2001 ACCOUNT C
                                                              INDIVIDUAL ANNUITY
================================================================================

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

   The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

    The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc.

================================================================================

("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

   The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

   The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

   The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

54
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                                                              INDIVIDUAL ANNUITY
================================================================================

U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

   The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

   The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

   The Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

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